RELATED PARTY DISCLOSURES (Schedule of Key management personnel compensation) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Directors' And Officers' Compensation			$ 2,560	$ 2,261
Share-Based Payment Arrangement, Expense	$ 992	$ 2,978	797	2,373
Total			$ 3,357	$ 4,634